Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 51,514.1	$ 47,530.3
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	127.7	54.8
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	110.8	51.7
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	16.9	3.1
Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 110.8	$ 26.7
Fair Value Inputs, Market Cap Price Change Percentage, Range, Minimum	(20.20%)
Fair Value Inputs, Market Cap Price Change Percentage, Range, Maximum	(2.30%)
Fair Value Inputs, Market Cap Price Change Percentage, Weighted Average	(770.00%)
Fair Value Inputs, Lack of Marketability Price Change Percentage, Range, Minimum		5.00%
Fair Value Inputs, Lack of Marketability Price Change Percentage, Range, Maximum		15.00%
Fair Value Inputs, Lack of Marketability Price Change Percentage, Weighted Average		760.00%
Fair Value, Inputs, Level 3 | Common equities | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value		$ 25.0
Fair Value Inputs, Market Cap Price Change Percentage, Range, Minimum		29.30%
Fair Value Inputs, Market Cap Price Change Percentage, Range, Maximum		124.20%
Fair Value Inputs, Market Cap Price Change Percentage, Weighted Average		3770.00%